Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of the Balance of Employee Benefits	The balance of employee benefits is shown below:
	As at December 31,
	2023	2022
Defined benefit plans	38,106	35,091
Long-term benefit plan	1,815	1,554
Total employee benefits	39,921	36,645
Current	4,703	4,555
Non-current	35,218	32,090

Schedule of Balances and Movement of Defined Benefit Plans	The following are balances and movement of defined benefit plans:
	Retirement pensions	Retroactive severance pay	Total
Balance at December 31, 2020	20,542	583	21,125
Cost of current service	-	15	15
Cost of past service	1,227	-	1,227
Interest expense	1,146	24	1,170
Actuarial loss (gain) from changes in experience	675	(57)	618
Actuarial gain from financial assumptions	(2,915)	(32)	(2,947)
Benefits paid	(2,242)	(172)	(2,414)
Balance at December 31, 2021	18,433	361	18,794
Cost of current service	16,419	11	16,430
Interest expense	2,655	26	2,681
Actuarial loss from changes in experience	118	40	158
Actuarial gain (losses) from financial assumptions	(3,290)	18	(3,272)
Benefits paid	(2,401)	(53)	(2,454)
Effect of exchange differences on translation	2,754	-	2,754
Balance at December 31, 2022	34,688	403	35,091
Cost of current service	1,839	11	1,850
Interest expense	1,939	51	1,990
Actuarial loss from changes in experience	1,386	21	1,407
Actuarial gain (losses) from financial assumptions	3,199	70	3,269
Benefits paid	(1,347)	(55)	(1,402)
Effect of exchange differences on translation	(4,099)	-	(4,099)
Balance at December 31, 2023	37,605	501	38,106
The following are balances and movement of the long-term defined benefit plan:
Balance at December 31, 2020	1,779
Cost of current service	74
Interest expense	89
Actuarial loss from change in experience	75
Benefits paid	(246)
Actuarial gain from financial assumptions	(187)
Balance at December 31, 2021	1,584
Cost of current service	78
Past service cost	(13)
Interest expense	115
Actuarial loss from change in experience	200
Benefits paid	(93)
Actuarial gain from financial assumptions	(317)
Balance at December 31, 2022	1,554
Cost of current service	64
Past service cost	(128)
Interest expense	205
Actuarial loss from change in experience	87
Actuarial loss from financial assumptions	241
Benefits paid	(208)
Balance at December 31, 2023	1,815

Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates	Discount rates, salary increase rates, future annuities rate, inflation rates and mortality rates are as follows:
	As at December 31,
	2023		2022
	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
Discount rate	11.00%	10.50%	13.7%	13.60%
Annual salary increase rate	5.5%	5.5%	5.5%	5.5%
Future annuities increase rate	4.5%	0.00%	4.5%	0.00%
Annual inflation rate	5.5%	5.5%	5.5%	5.5%
Mortality rate - men (years)	60-62	60-62	60-62	60-62
Mortality rate - women (years)	55-57	55-57	55-57	55-57
Mortality rate - men	0.001117% - 0.034032%	0.001117% - 0.034032%	0.001117% - 0.034032%	0.001117% - 0.034032%
Mortality rate - women	0.000627% - 0.019177%	0.000627% - 0.019177%	0.000627% - 0.019177%	0.000627% - 0.019177%

Schedule of Employee Turnover, Disability and Early Retirement Rates	Employee turnover, disability and early retirement rates:
	As at December 31,
Years of service	2023	2022
From 0 to less than 5	22.27%	20.56%
From 5 to less than 10	10.84%	10.01%
From 10 to less than 15	6.38%	5.89%
From 15 to less than 20	4.76%	4.39%
From 20 to less than 25	3.65%	3.37%
25 and more	2.76%	2.54%

Employee turnover, disability and early retirement rates are as follows:
	As at December 31,
Years of service	2023	2022
From 0 to less than 5	22.27%	20.56%
From 5 to less than 10	10.84%	10.01%
From 10 to less than 15	6.38%	5.89%
From 15 to less than 20	4.76%	4.39%
From 20 to less than 25	3.65%	3.37%
25 and more	2.76%	2.54%

Schedule of Discount Rate and Annual Salary Increase Rate	A quantitative sensitivity analysis regarding a change in a relevant actuarial assumption, would affect in the following variation over defined benefit plans net liability, using for that sensitive analysis the assumptions for changes in discount rate and annual salary increase rate:
	As at December 31,
	2023		2022
Variation expressed in basis points	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
Discount rate + 25	(257)	(3)	(187)	(3)
Discount rate – 25	264	3	192	3
Discount rate + 50	(506)	(6)	(370)	(6)
Discount rate – 50	535	6	389	6
Discount rate + 100	(985)	(11)	(722)	(11)
Discount rate – 100	1,102	12	799	12
Annual salary increase rate + 25	N/A	5	N/A	5
Annual salary increase rate - 25	N/A	(5)	N/A	(5)
Annual salary increase rate + 50	N/A	9	N/A	10
Annual salary increase rate - 50	N/A	(9)	N/A	(10)
Annual salary increase rate + 100	N/A	18	N/A	20
Annual salary increase rate - 100	N/A	(18)	N/A	(19)

Schedule of Contributions for the Next Years Funded	Contributions for the next years funded with Éxito Group’s own resources are foreseen as follows:
	As at December 31,
	2023		2022
Year	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
2023	-	-	2,427	59
2024	2,654	5	2,437	4
2025	2,656	270	2,419	185
2026	2,624	84	2,383	110
>2027	39,246	304	35,743	275
Total	47,180	663	45,409	633

Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates	Discount rates, salary increase rates, inflation rates and mortality rates are as follows:
	As at December 31,
	2023	2022
Discount rate	10.80%	13.60%
Annual salary increase rate	5.5%	5.5%
Annual inflation rate	5.5%	5.5%
Mortality rate - men	0.001117% - 0.034032%	0.001117% - 0.034032%
Mortality rate - women	0.000627% - 0.019177%	0.000627% - 0.019177%

Schedule of Quantitative Sensitivity Analysis Regarding a Change in a Relevant Actuarial Assumption	A quantitative sensitivity analysis regarding a change in a relevant actuarial assumption, would affect in the following variation over long-term benefit plans net liability, using for that sensitive analysis the assumptions for changes in discount rate and annual salary increase rate:
	As at December 31,
Variation expressed in basis points	2023	2022
Discount rate + 25	(18)	(15)
Discount rate - 25	18	16
Discount rate + 50	(35)	(31)
Discount rate - 50	37	32
Discount rate + 100	(70)	(60)
Discount rate - 100	76	65
Annual salary increase rate + 25	19	17
Annual salary increase rate - 25	(19)	(17)
Annual salary increase rate + 50	39	34
Annual salary increase rate - 50	(38)	(33)
Annual salary increase rate + 100	79	70
Annual salary increase rate - 100	(74)	(65)

Schedule of Contributions for the Next Years Funded with Éxito Group’s	Contributions for the next years funded with Éxito Group’s own resources are foreseen as follows:
	As at December 31,
Year	2023	2022
2023	-	207
2024	342	349
2025	433	385
2026	288	255
>2027	1,910	1,786
Total	2,973	2,982